DRINKER BIDDLE & REATH LLP
                               One Logan Square
                           18th and Cherry Streets
                         Philadelphia, PA  19103-6996
                               (215) 988-2700
                             Fax (215) 988-2757

February 4, 2005


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE:	First Pacific Mutual Fund, Inc.
	File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

		On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and
pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933
Act"), I hereby certify that (i) the Prospectuses and Statement of Additional
Information listed below that would have been filed under paragraph (c) of Rule
497 under the 1933 Act would not have differed from the Prospectuses and
Statement of Additional Information contained in the Registrant's most recent
Post-Effective Amendment to its Registration Statement on Form N-1A under the
1933 Act and the Investment Company Act of 1940, as amended, ("PEA #23"), which was filed on January 28, 2005; and (ii) the text of PEA #23 has been filed electronically.

		The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are: (1) Prospectus dated February 1, 2005 for the Hawaii Municipal Fund Investor Class and Hawaii Intermediate Fund Investor Class; (2) Prospectus dated February 1, 2005 for the Hawaii Municipal Fund Institutional Class; and (3) Statement of Additional Information dated February 1, 2005 for both classes of the above-mentioned Funds.

		Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2855.



                                          Sincerely yours,
	                                    /s/ Emilia P. Wang
	                                    Emilia P. Wang, Esquire